Additional Disclosures on Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Additional Disclosures on Financial Instruments
Summary of financial instruments, analyzed by classes and categories

			June 30, 2023
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	120,387	n/a
Fixed term deposit	AC	60,094	n/a
Non-current security deposits	AC	3,451	3,110
Security deposits	AC	109	n/a
Total financial assets		184,041
Financial liabilities, by class
Trade and other payables (non-current)	AC	1,850	1,829
Current trade and other payables	AC	38,226	n/a
Non-current other liabilities	AC	19	19
Current other financial liabilities	AC	1,004	n/a
Warrants:
Level 1	FVTPL	3,085	3,085
Level 2	FVTPL	1,722	1,722
Level 3	FVTPL	287,237	287,237
Total financial liabilities		333,143

			December 31, 2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	179,581	n/a
Fixed term deposit	AC	19,987	n/a
Non-current security deposits	AC	3,386	3,265
Security deposits	AC	2,594	n/a
Total financial assets		205,548
Financial liabilities, by class
Non-current trade and other payables	AC	3,483	3,239
Current trade and other payables	AC	33,658	n/a
Non-current other liabilities	AC	21	21
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,162	1,162
Level 2	FVTPL	649	649
Level 3	FVTPL	24,456	24,456
Total financial liabilities		63,433

Schedule of sensitivity analysis for Level 3 warrants

June 30, 2023
	Relative shift in	Fair value	Effect on financial
in € thousand	share price	warrant	result
Base	—	287,237	—
Up	10%	323,479	(36,242)
Down	(10)%	251,118	36,118

June 30, 2023
	Absolute shift in	Fair value	Effect on financial
in € thousand	base volatility	warrant	result
Base	—	287,237	—
Up	10%	290,383	(3,146)
Down	(10)%	283,728	3,508

December 31, 2022
	Relative shift in	Fair value	Effect on financial
in € thousand	share price	warrant	result
Base	—	24,456	—
Up	10%	28,316	(3,861)
Down	(10)%	21,023	3,432

December 31, 2022
	Absolute shift in	Fair value	Effect on financial
in € thousand	base volatility	warrant	result
Base	—	24,456	—
Up	10%	27,029	(2,574)
Down	(10)%	21,881	2,575

Schedule of movement in level 3 fair values

Level 3 Warrants
	RDO & 2022	May 2023
In € thousand	PIPE Warrants	Warrants
January 1, 2023	24,456	—
Issuances	—	(82,829)
Settlement of Initial Funding Amount on May 2023 warrants	—	91,811
Changes from fair value remeasurement – Finance expense	25,159	230,133
Foreign exchange effects – Finance income	(582)	(911)
June 30, 2023	49,033	238,204